Statement of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
OPERATING ACTIVITIES
Net Loss	$ (33,079)	$ (43,446)
Adjustments to reconcile net loss to net cash used in operations:
Amortization expense	$ 1,667	(1,667)
Change in operating assets and liabilities:
Accounts receivable		(441)
Other receivable	$ (2,268)	2,268
Subscriptions receivable		11,250
Security deposit		(149)
Prepaid expenses	$ (20,000)	10,000
Accounts payable		141
Accrued interest expense	$ 180	(180)
Net cash used in Operating Activities	(53,500)	(22,224)
FINANCING ACTIVITIES
Issuance of common stock, net of receivable	42,250	54,000
Issuance of 10% convertible note	10,000	10,337
Shareholders' advances	1,250	(350)
Net cash provided by Financing Activities	$ 53,500	63,987
Net cash increase for period		$ 41,763
Cash, at beginning of period
Cash, at end of period		$ 41,763
Supplemental cash flow information:
Cash paid for income taxes
Noncash financing and investing activities
Recognition of contingent beneficial conversion feature	$ 10,000